UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)

Zacks All-Cap Core Fund

Institutional Class (CZOVX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.00%

How did the Fund perform during the reporting period?

From December 1, 2023, to November 30, 2024, the Zacks All-Cap Core Fund delivered a return of +35.97%, surpassing the benchmark Russell 3000 Index, which rose by +34.49% during the same period. The fund's outperformance was primarily driven by strong stock selection.

An analysis of the fund’s performance revealed that the Technology sector, the fund's largest allocation (29.30%), was the top-performing sector, gaining an impressive +45.14% during the period. This surge was fueled by enthusiasm for AI advancements and related innovations. The U.S. economy achieved a soft landing and continued its upward trajectory, with all sectors in the fund posting positive returns over the holding period.

Key positive contributors to the fund’s return included Nvidia, AppLovin, and Emcor, which saw gains of +155.73%, +758.52%, and +102.75%, respectively. These companies are among the major beneficiaries of AI development and implementation, consistently exceeding earnings and revenue expectations.

Conversely, notable detractors included Synopsys (-37.15%), MongoDB (-62.39%), and Celanese (-64.19%). Synopsys struggled with uneven revenue recognition and a slow recovery in the mobile and PC markets. MongoDB faced challenges from weak consumption growth and sluggish innovation, while Celanese's underperformance stemmed from disappointing earnings and reduced product demand.

With the U.S. economy demonstrating robust post-pandemic recovery, another year of growth is anticipated, driven by AI innovation and opportunities under the new government inaugurated earlier this year. We believe the Zacks All-Cap Core Fund is well-positioned to capitalize on these trends and the continued expansion of AI-driven infrastructure.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Zacks All-Cap Core Fund - Institutional	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000
Nov-2015	$10,204	$10,258
Nov-2016	$10,604	$11,111
Nov-2017	$13,036	$13,585
Nov-2018	$13,615	$14,336
Nov-2019	$15,667	$16,557
Nov-2020	$17,835	$19,706
Nov-2021	$22,925	$24,897
Nov-2022	$20,763	$22,207
Nov-2023	$23,097	$25,007
Nov-2024	$31,405	$33,631

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks All-Cap Core Fund - Institutional	35.97%	14.92%	12.12%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$32,851,468
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$271,446
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	7.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 27.2%
Financials 11.7%
Health Care 10.9%
Communications 10.8%
Consumer Discretionary 9.2%
Industrials 8.8%
Money Market Funds 7.6%
Consumer Staples 6.0%
Utilities 2.8%
Energy 2.6%
Real Estate 1.5%
Materials 0.9%

Value	Value
Materials	0.9%
Real Estate	1.5%
Energy	2.6%
Utilities	2.8%
Consumer Staples	6.0%
Money Market Funds	7.6%
Industrials	8.8%
Consumer Discretionary	9.2%
Communications	10.8%
Health Care	10.9%
Financials	11.7%
Technology	27.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federated Hermes Treasury Obligations Fund, Institutional Class	7.6%
NVIDIA Corporation	5.7%
Apple, Inc.	3.6%
Microsoft Corporation	3.2%
Meta Platforms, Inc., Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.6%
JPMorgan Chase & Company	1.6%
Procter & Gamble Company (The)	1.6%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

Zacks All-Cap Core Fund - Institutional (CZOVX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-CZOVX

Zacks Dividend Fund

Institutional Class (ZDIIX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.05%

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Dividend Fund Institutional Class delivered a return of +29.36%, closely matching the benchmark Russell 1000 Value Index (+29.56%). The fund’s performance benefited from minor positive selection effects and muted allocation effects.

Broadcom was the fund’s top performer, gaining +50.78% during the period due to its strong AI-related services in 2024. Technology firms with stable dividend distributions are expected to hold significant value in the coming year.

From a sector perspective, Financial Services (21.66% allocation) and Technology (13.33% allocation) were the fund's largest exposures. Financial Services, overweighted by 0.7%, rose +50.61%, contributing the most to returns through both allocation and stock selection.

Conversely, negative contributors included Arthur J. Gallagher & Co (-24.45%), Microsoft (-14.39%), and Merck & Co Inc (-9.70%). Arthur J. Gallagher underperformed due to slower growth and weaker-than-expected earnings. Microsoft faced challenges from slower cloud revenue growth linked to delays in scaling AI-related data centers. Merck’s performance was hindered by increased competition and price reductions for key drugs.

Looking ahead to 2025, we remain confident in the Dividend Fund’s positioning. We anticipate ongoing earnings growth across sectors beyond Technology and expect a potential market rotation, given that valuations outside the Technology sector remain reasonable by historical standards. This broader participation could further enhance the rally.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Zacks Dividend Fund - Institutional Class	Russell 1000® Total Return Index	Russell 1000® Value Index
Jan-2017	$10,000	$10,000	$10,000
Nov-2017	$11,457	$11,797	$11,124
Nov-2018	$11,963	$12,496	$11,453
Nov-2019	$13,403	$14,509	$12,750
Nov-2020	$13,283	$17,324	$12,970
Nov-2021	$16,027	$21,945	$15,855
Nov-2022	$17,082	$19,607	$16,240
Nov-2023	$16,589	$22,266	$16,460
Nov-2024	$21,459	$29,927	$21,326

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 31, 2017)
Zacks Dividend Fund - Institutional Class	29.36%	9.87%	10.24%
Russell 1000® Total Return Index	34.40%	15.58%	15.03%
Russell 1000® Value Index	29.56%	10.84%	10.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$134,530,403
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$1,126,221
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.4%
Industrials
12.7%
Health Care
12.6%
Technology
12.2%
Consumer Staples
10.9%
Energy
6.5%
Real Estate
4.6%
Consumer Discretionary
4.5%
Communications
4.3%
Utilities
3.9%
Materials
2.6%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	2.6%
Utilities	3.9%
Communications	4.3%
Consumer Discretionary	4.5%
Real Estate	4.6%
Energy	6.5%
Consumer Staples	10.9%
Technology	12.2%
Health Care	12.6%
Industrials	12.7%
Financials	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.6%
Microsoft Corporation	3.2%
Exxon Mobil Corporation	3.0%
Arthur J Gallagher & Company	3.0%
Procter & Gamble Company (The)	2.9%
Parker-Hannifin Corporation	2.8%
Home Depot, Inc. (The)	2.6%
Blackrock, Inc.	2.4%
Walmart, Inc.	2.3%
MetLife, Inc.	2.2%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

Zacks Dividend Fund - Institutional Class (ZDIIX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ZDIIX

Zacks Dividend Fund

Investor Class (ZDIVX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.30%

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Dividend Fund Investor Class delivered a return of +29.05%, closely matching the benchmark Russell 1000 Value Index (+29.56%). The fund’s performance benefited from minor positive selection effects and muted allocation effects.

Broadcom was the fund’s top performer, gaining +50.78% during the period due to its strong AI-related services in 2024. Technology firms with stable dividend distributions are expected to hold significant value in the coming year.

From a sector perspective, Financial Services (21.66% allocation) and Technology (13.33% allocation) were the fund's largest exposures. Financial Services, overweighted by 0.7%, rose +50.61%, contributing the most to returns through both allocation and stock selection.

Conversely, negative contributors included Arthur J. Gallagher & Co (-24.45%), Microsoft (-14.39%), and Merck & Co Inc (-9.70%). Arthur J. Gallagher underperformed due to slower growth and weaker-than-expected earnings. Microsoft faced challenges from slower cloud revenue growth linked to delays in scaling AI-related data centers. Merck’s performance was hindered by increased competition and price reductions for key drugs.

Looking ahead to 2025, we remain confident in the Dividend Fund’s positioning. We anticipate ongoing earnings growth across sectors beyond Technology and expect a potential market rotation, given that valuations outside the Technology sector remain reasonable by historical standards. This broader participation could further enhance the rally.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Zacks Dividend Fund - Investor Class	Russell 1000® Total Return Index	Russell 1000® Value Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,908	$10,253	$9,889
Nov-2016	$10,948	$11,074	$11,077
Nov-2017	$12,874	$13,577	$12,720
Nov-2018	$13,409	$14,382	$13,096
Nov-2019	$14,980	$16,698	$14,580
Nov-2020	$14,814	$19,938	$14,831
Nov-2021	$17,829	$25,256	$18,131
Nov-2022	$19,124	$22,565	$18,570
Nov-2023	$18,573	$25,626	$18,822
Nov-2024	$23,969	$34,442	$24,386

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Dividend Fund - Investor Class	29.05%	9.86%	9.14%
Russell 1000® Total Return Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$134,530,403
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$1,126,221
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	2.6%
Utilities	3.9%
Communications	4.3%
Consumer Discretionary	4.5%
Real Estate	4.6%
Energy	6.5%
Consumer Staples	10.9%
Technology	12.2%
Health Care	12.6%
Industrials	12.7%
Financials	25.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.6%
Microsoft Corporation	3.2%
Exxon Mobil Corporation	3.0%
Arthur J Gallagher & Company	3.0%
Procter & Gamble Company (The)	2.9%
Parker-Hannifin Corporation	2.8%
Home Depot, Inc. (The)	2.6%
Blackrock, Inc.	2.4%
Walmart, Inc.	2.3%
MetLife, Inc.	2.2%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

Zacks Dividend Fund - Investor Class (ZDIVX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ZDIVX

Zacks Small-Cap Core Fund

Institutional Class (ZSCIX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$131	1.14%

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Small-Cap Core Fund - Institutional Class delivered a return of +29.92%, compared to the benchmark Russell 2000 Index's +34.59%, resulting in an underperformance of -4.67%. This was primarily attributed to selection effects.

The fund's top-performing sector was Industrials, which gained +58.79% and contributed +16.17% to the portfolio's return. Conversely, the Communication Services sector detracted from total returns by -1.22%. While the selection model performed well in Industrials, it was less effective in other sectors, such as Utilities.

From a stock selection perspective, the largest positive contributors were CSW Industrials (+89.64%), Super Micro Computer (+23.59%), and Sterling Infrastructure (+156.87%). Super Micro Computer’s performance was driven by its critical role in the AI-infrastructure buildout, which significantly boosted sales and earnings. CSW Industrials outperformed due to above-average earnings quality, strategic acquisitions, and a strong cash position. Sterling Infrastructure benefited from robust business growth fueled by data center and e-commerce warehouse construction.

Throughout much of the fiscal year, investor enthusiasm focused on mega-cap growth companies, particularly in the Technology sector. However, in the second half of 2024, small-cap stocks delivered remarkable returns. As the U.S. economy continues to expand and earnings growth broadens beyond Technology and the AI boom, small-cap companies are well-positioned for further positive returns in 2025. Currently, small-caps trade at significantly lower valuations than their large-cap peers, offering compelling opportunities for investors in the coming year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Institutional
Russell 2000® Index
Russell 3000® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$33,631
$24,289
$20,752
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Zacks Small-Cap Core Fund - Institutional	Russell 2000® Index	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,834	$10,212	$10,258
Nov-2016	$12,024	$11,271	$11,111
Nov-2017	$14,749	$13,161	$13,585
Nov-2018	$14,143	$13,069	$14,336
Nov-2019	$15,244	$13,846	$16,557
Nov-2020	$13,981	$15,511	$19,706
Nov-2021	$19,095	$18,742	$24,897
Nov-2022	$18,565	$16,080	$22,207
Nov-2023	$18,695	$15,419	$25,007
Nov-2024	$24,289	$20,752	$33,631

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Institutional	29.92%	9.76%	9.28%
Russell 2000® Index	34.59%	8.43%	7.57%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$35,206,377
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$301,971
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.1%
Industrials
20.6%
Technology
18.6%
Real Estate
9.0%
Health Care
6.3%
Consumer Discretionary
5.9%
Communications
5.8%
Materials
5.2%
Energy
1.9%
Money Market Funds
1.8%
Consumer Staples
1.1%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Consumer Staples	1.1%
Money Market Funds	1.8%
Energy	1.9%
Materials	5.2%
Communications	5.8%
Consumer Discretionary	5.9%
Health Care	6.3%
Real Estate	9.0%
Technology	18.6%
Industrials	20.6%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Saul Centers, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Carpenter Technology Corporation	2.0%
Federal Signal Corporation	2.0%
Merit Medical Systems, Inc.	2.0%
Taylor Morrison Home Corporation	2.0%
1st Source Corporation	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
AAON, Inc.	2.0%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

Zacks Small-Cap Core Fund - Insitutional (ZSCIX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ZSCIX

Zacks Small-Cap Core Fund

Investor Class (ZSCCX)

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.39%

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Small-Cap Core Fund - Investor Class delivered a return of +29.63%, compared to the benchmark Russell 2000 Index's +34.59%, resulting in an underperformance of -4.96%. This was primarily attributed to selection effects.

The fund's top-performing sector was Industrials, which gained +58.79% and contributed +16.17% to the portfolio's return. Conversely, the Communication Services sector detracted from total returns by -1.22%. While the selection model performed well in Industrials, it was less effective in other sectors, such as Utilities.

From a stock selection perspective, the largest positive contributors were CSW Industrials (+89.64%), Super Micro Computer (+23.59%), and Sterling Infrastructure (+156.87%). Super Micro Computer’s performance was driven by its critical role in the AI-infrastructure buildout, which significantly boosted sales and earnings. CSW Industrials outperformed due to above-average earnings quality, strategic acquisitions, and a strong cash position. Sterling Infrastructure benefited from robust business growth fueled by data center and e-commerce warehouse construction.

Throughout much of the fiscal year, investor enthusiasm focused on mega-cap growth companies, particularly in the Technology sector. However, in the second half of 2024, small-cap stocks delivered remarkable returns. As the U.S. economy continues to expand and earnings growth broadens beyond Technology and the AI boom, small-cap companies are well-positioned for further positive returns in 2025. Currently, small-caps trade at significantly lower valuations than their large-cap peers, offering compelling opportunities for investors in the coming year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Zacks Small-Cap Core Fund - Investor
Russell 2000® Index
Russell 3000® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$33,631
$23,651
$20,752
Nov-2014
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024

	Zacks Small-Cap Core Fund - Investor	Russell 2000® Index	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,800	$10,212	$10,258
Nov-2016	$11,942	$11,271	$11,111
Nov-2017	$14,618	$13,161	$13,585
Nov-2018	$13,980	$13,069	$14,336
Nov-2019	$15,035	$13,846	$16,557
Nov-2020	$13,751	$15,511	$19,706
Nov-2021	$18,733	$18,742	$24,897
Nov-2022	$18,169	$16,080	$22,207
Nov-2023	$18,246	$15,419	$25,007
Nov-2024	$23,651	$20,752	$33,631

Average Annual Total Returns

	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Investor	29.63%	9.48%	8.99%
Russell 2000® Index	34.59%	8.43%	7.57%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$35,206,377
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$301,971
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Consumer Staples	1.1%
Money Market Funds	1.8%
Energy	1.9%
Materials	5.2%
Communications	5.8%
Consumer Discretionary	5.9%
Health Care	6.3%
Real Estate	9.0%
Technology	18.6%
Industrials	20.6%
Financials	24.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Saul Centers, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Carpenter Technology Corporation	2.0%
Federal Signal Corporation	2.0%
Merit Medical Systems, Inc.	2.0%
Taylor Morrison Home Corporation	2.0%
1st Source Corporation	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
AAON, Inc.	2.0%

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

Zacks Small-Cap Core Fund - Investor Class (ZSCCX)

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ZSCCX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stuart Kaufman is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees
2024 - $ 50,500

(b)	Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2024 – None

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $ 9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2024 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(2)	Percentages of Services Approved by the Audit Committee - There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $ 9,000

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

Zacks All-Cap Core Fund
Institutional Class Shares – CZOVX

Zacks Small-Cap Core Fund
Investor Class Shares – ZSCCX
Institutional Class Shares - ZSCIX

Zacks Dividend Fund
Investor Class Shares – ZDIVX
Institutional Class Shares - ZDIIX

Annual Financial Statements and Additional Information November 30, 2024

1-888-775-8351

www.zacksfunds.com

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4%
	AEROSPACE & DEFENSE - 1.5%
551	General Dynamics Corporation	$156,490
848	Howmet Aerospace, Inc.	100,386
2,020	RTX Corporation	246,096
		502,972
	ASSET MANAGEMENT - 1.6%
642	Ameriprise Financial, Inc.	368,489
151	Blackrock, Inc.	154,443
		522,932
	AUTOMOTIVE - 0.8%
763	Tesla, Inc.(a)	263,357

	BANKING - 4.4%
6,822	Bank of America Corporation	324,113
2,098	JPMorgan Chase & Company	523,913
1,038	PNC Financial Services Group, Inc. (The)	222,879
5,361	Truist Financial Corporation	255,612
1,017	Wintrust Financial Corporation	140,356
		1,466,873
	BEVERAGES - 0.9%
1,812	PepsiCo, Inc.	296,171

	BIOTECH & PHARMA - 5.7%
1,833	AbbVie, Inc.	335,311
763	Amgen, Inc.	215,830
2,310	Bristol-Myers Squibb Company	136,798
523	Eli Lilly & Company	415,968
1,547	Johnson & Johnson	239,800
1,376	Merck & Company, Inc.	139,857
543	Vertex Pharmaceuticals, Inc.(a)	254,195
715	Zoetis, Inc.	125,304
		1,863,063
	CAPITAL MARKETS - 0.3%
1,005	Nasdaq, Inc.	83,405

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.1%
1,728	Cintas Corporation	$390,165
1,473	Republic Services, Inc.	321,556
		711,721
	CONSTRUCTION MATERIALS - 0.4%
689	Owens Corning	141,672

	CONTAINERS & PACKAGING - 0.5%
4,873	Graphic Packaging Holding Company	146,629

	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	196,513

	E-COMMERCE DISCRETIONARY - 2.9%
4,513	Amazon.com, Inc.(a)	938,208

	ELECTRIC UTILITIES - 2.3%
3,199	American Electric Power Company, Inc.	319,451
1,916	NextEra Energy, Inc.	150,732
1,716	Portland General Electric Company	82,231
2,161	Southern Company (The)	192,610
		745,024
	ELECTRICAL EQUIPMENT - 1.3%
1,536	Itron, Inc.(a)	182,062
1,826	Vertiv Holdings Company	232,998
		415,060
	ENGINEERING & CONSTRUCTION - 1.8%
763	EMCOR Group, Inc.	389,222
4,500	Tetra Tech, Inc.	186,795
		576,017
	ENTERTAINMENT CONTENT - 1.0%
985	AppLovin Corporation, Class A(a)	331,699

	FOOD - 0.9%
1,250	Hershey Company (The)	220,162

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	FOOD - 0.9% (Continued)
2,680	Kraft Heinz Company (The)	$85,680
		305,842
	GAS & WATER UTILITIES - 0.5%
1,239	American Water Works Company, Inc.	169,669

	HEALTH CARE FACILITIES & SERVICES - 2.5%
1,081	Cardinal Health, Inc.	132,141
625	Labcorp Holdings, Inc.	150,725
875	UnitedHealth Group, Inc.	533,925
		816,791
	HEALTH CARE REIT - 0.4%
5,753	Healthpeak Properties, Inc.	126,508

	HOME CONSTRUCTION - 0.7%
1,801	PulteGroup, Inc.	243,621

	HOUSEHOLD PRODUCTS - 2.4%
1,229	Church & Dwight Company, Inc.	135,350
943	elf Beauty, Inc.(a)	122,137
2,871	Procter & Gamble Company (The)	514,656
		772,143
	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	117,481

	INSURANCE - 3.9%
512	Assurant, Inc.	116,275
2,807	Hartford Financial Services Group, Inc. (The)	346,131
1,642	Marsh & McLennan Companies, Inc.	382,964
2,998	MetLife, Inc.	264,514
2,829	W R Berkley Corporation	182,612
		1,292,496
	INTERNET MEDIA & SERVICES - 8.7%
4,767	Alphabet, Inc., Class A	805,385
1,144	Alphabet, Inc., Class C	195,041

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	INTERNET MEDIA & SERVICES - 8.7% (Continued)
1,759	Meta Platforms, Inc., Class A	$1,010,229
487	Netflix, Inc.(a)	431,876
588	Spotify Technology S.A.(a)	280,452
2,076	Uber Technologies, Inc.(a)	149,389
		2,872,372
	LEISURE FACILITIES & SERVICES - 2.7%
900	Marriott International, Inc., Class A	260,181
613	McDonald’s Corporation	181,454
2,818	MGM Resorts International(a)	108,042
1,409	Royal Caribbean Cruises LTD.	343,881
		893,558
	MACHINERY - 1.5%
1,229	Caterpillar, Inc.	499,109

	MEDICAL EQUIPMENT & DEVICES - 2.7%
1,684	Abbott Laboratories	200,009
2,140	Boston Scientific Corporation(a)	194,012
498	Danaher Corporation	119,366
530	Stryker Corporation	207,839
333	Thermo Fisher Scientific, Inc.	176,367
		897,593
	OFFICE REIT - 0.3%
1,272	BXP, Inc.	104,291

	OIL & GAS PRODUCERS - 2.6%
2,532	Chevron Corporation	410,007
2,786	ConocoPhillips	301,835
1,290	Exxon Mobil Corporation	152,168
		864,010
	RESIDENTIAL REIT - 0.4%
943	Mid-America Apartment Communities, Inc.	154,803

	RETAIL - CONSUMER STAPLES - 1.8%
1,070	BJ’s Wholesale Club Holdings, Inc.(a)	103,041

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.8% (Continued)
5,349	Walmart, Inc.	$494,783
		597,824
	RETAIL - DISCRETIONARY - 2.1%
1,136	Home Depot, Inc. (The)	487,492
1,631	TJX Companies, Inc. (The)	205,000
		692,492
	SEMICONDUCTORS - 8.4%
1,547	Advanced Micro Devices, Inc.(a)	212,210
1,737	Applied Materials, Inc.	303,471
1,028	Marvell Technology, Inc.	95,285
926	Micron Technology, Inc.	90,702
13,426	NVIDIA Corporation	1,856,144
932	Texas Instruments, Inc.	187,360
		2,745,172
	SOFTWARE - 9.8%
805	Cadence Design Systems, Inc.(a)	246,982
2,007	Five9, Inc.(a)	82,849
1,609	Intapp, Inc.(a)	100,643
339	Intuit, Inc.	217,546
879	Manhattan Associates, Inc.(a)	250,902
2,489	Microsoft Corporation	1,053,991
1,515	Oracle Corporation	280,033
1,602	Palantir Technologies, Inc., Class A(a)	107,462
900	Palo Alto Networks, Inc.(a)	349,038
788	Synopsys, Inc.(a)	440,090
1,271	Zoom Video Communications, Inc., Class A(a)	105,099
		3,234,635
	SPECIALTY FINANCE - 1.5%
1,600	American Express Company	487,488

	TECHNOLOGY HARDWARE - 4.8%
4,958	Apple, Inc.	1,176,682
1,357	Cisco Systems, Inc.	80,348
497	Fabrinet(a)	116,586

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	TECHNOLOGY HARDWARE - 4.8% (Continued)
3,538	Pure Storage, Inc., Class A(a)	$187,479
		1,561,095
	TECHNOLOGY SERVICES - 4.3%
850	Accenture PLC, Class A	308,015
494	CACI International, Inc., Class A(a)	227,181
1,049	Fiserv, Inc.(a)	231,787
713	International Business Machines Corporation	162,143
512	Moody’s Corporation	255,990
1,020	PayPal Holdings, Inc.(a)	88,505
2,987	Toast, Inc., Class A(a)	130,055
		1,403,676
	TELECOMMUNICATIONS - 1.0%
1,314	T-Mobile US, Inc.	324,479

	TOTAL COMMON STOCKS (Cost $16,210,293)	30,378,464

Shares		Fair Value
	SHORT-TERM INVESTMENT — 7.6%
	MONEY MARKET FUND - 7.6%
2,482,985	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.50% (Cost $2,482,985)(b)	2,482,985

	TOTAL INVESTMENTS - 100.0% (Cost $18,693,278)	$32,861,449
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(9,981)
	NET ASSETS - 100.0%	$32,851,468

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ASSET MANAGEMENT - 3.3%
11,582	F&G Annuities & Life, Inc.	$559,758
2,488	Virtus Investment Partners, Inc.	614,461
		1,174,219
	BANKING - 13.4%
10,750	1st Source Corporation	697,568
5,275	Guaranty Bancshares, Inc.	194,226
40,870	HarborOne Bancorp, Inc.	526,406
28,731	HBT Financial, Inc.	688,107
3,225	Independent Bank Corporation	121,357
7,240	Mercantile Bank Corporation	362,362
6,200	Mid Penn Bancorp, Inc.	198,710
3,000	MidWestOne Financial Group, Inc.	98,850
6,670	Orrstown Financial Services, Inc.	263,465
4,090	QCR Holdings, Inc.	376,730
8,110	Sierra Bancorp	255,222
6,100	SmartFinancial, Inc.	221,186
1,916	South Plains Financial, Inc.	74,513
4,840	Southern Missouri Bancorp, Inc.	317,746
9,770	Univest Financial Corporation	310,295
		4,706,743
	BIOTECH & PHARMA - 2.4%
23,500	ADMA Biologics, Inc.(a)	472,585
92,803	HilleVax, Inc.(a)	179,110
38,047	PepGen, Inc.(a)	192,137
		843,832
	CABLE & SATELLITE - 1.3%
67,643	Liberty Latin America Ltd., Class A(a)	470,795

	CHEMICALS - 1.3%
34,050	Kronos Worldwide, Inc.	385,106
8,257	Rayonier Advanced Materials, Inc.(a)	72,744
		457,850
	COMMERCIAL SUPPORT SERVICES - 2.9%
2,977	Cimpress plc(a)	239,053

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.9% (Continued)
3,663	Huron Consulting Group, Inc.(a)	$449,853
5,050	Viad Corporation(a)	225,836
13,488	ZipRecruiter, Inc.(a)	119,504
		1,034,246
	CONSTRUCTION & ENGINEERING - 2.0%
1,443	Comfort Systems USA, Inc.	711,789

	CONSUMER SERVICES - 0.9%
7,334	Carriage Services, Inc.	297,394
1,370	Lincoln Educational Services Corporation(a)	22,509
		319,903
	ELECTRICAL EQUIPMENT - 9.7%
5,048	AAON, Inc.	688,244
15,500	Allient, Inc.	402,535
1,277	Belden, Inc.	156,305
5,550	Itron, Inc.(a)	657,842
1,783	Powell Industries, Inc.	476,739
3,917	SPX Technologies, Inc.(a)	691,115
1,541	Watts Water Technologies, Inc., Class A	332,532
		3,405,312
	ENGINEERING & CONSTRUCTION - 0.6%
2,045	Arcosa, Inc.	222,169

	FOOD - 0.7%
10,985	Phibro Animal Health Corporation, Class A	256,720

	HEALTH CARE FACILITIES & SERVICES - 0.5%
4,973	Fulgent Genetics, Inc.(a)	91,006
7,482	SI-BONE, Inc.(a)	101,456
		192,462
	HOME CONSTRUCTION - 3.3%
6,240	Green Brick Partners, Inc.(a)	445,910
238	M/I Homes, Inc.(a)	39,277

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 3.3% (Continued)
9,453	Taylor Morrison Home Corporation(a)	$698,293
		1,183,480
	HOTEL REIT - 0.3%
895	Ryman Hospitality Properties, Inc.	104,930

	HOUSEHOLD PRODUCTS - 0.4%
1,049	elf Beauty, Inc.(a)	135,866

	INDUSTRIAL INTERMEDIATE PROD - 1.2%
4,382	AZZ, Inc.	408,139

	INSURANCE - 2.8%
6,790	Mercury General Corporation	536,138
27,700	ProAssurance Corporation(a)	463,144
		999,282
	INTERNET MEDIA & SERVICES - 3.1%
14,278	EverQuote, Inc.(a)	273,995
12,925	HealthStream, Inc.	427,817
40,195	Marqeta, Inc.(a)	155,957
18,654	MediaAlpha, Inc.(a)	235,600
		1,093,369
	LEISURE FACILITIES & SERVICES - 0.6%
2,063	Light & Wonder, Inc.(a)	196,068

	MACHINERY - 2.0%
7,201	Federal Signal Corporation	701,449

	MEDICAL EQUIPMENT & DEVICES - 3.4%
1,204	Inspire Medical Systems, Inc.(a)	232,083
4,500	iRadimed Corporation	242,685
6,731	Merit Medical Systems, Inc.(a)	699,351
		1,174,119

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	METALS & MINING - 0.4%
24,875	Hecla Mining Company	$137,310

	MULTI ASSET CLASS REIT - 2.3%
10,224	Gladstone Commercial Corporation	180,045
20,913	One Liberty Properties, Inc.	628,854
		808,899
	MULTI ASSET CLASS REITS - 1.9%
33,110	Alexander & Baldwin, Inc.	651,605

	OFFICE REIT - 0.5%
35,945	Paramount Group, Inc.	174,693

	OIL & GAS PRODUCERS - 1.5%
12,410	Excelerate Energy, Inc., Class A	384,338
2,218	Kinetik Holdings, Inc.	130,906
		515,244
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
17,862	Newpark Resources, Inc.(a)	149,326

	RETAIL - DISCRETIONARY - 0.7%
8,657	J Jill, Inc.	238,933

	RETAIL REIT - 2.0%
17,491	Saul Centers, Inc.	719,054

	SEMICONDUCTORS - 1.4%
2,913	Onto Innovation, Inc.(a)	478,256

	SOFTWARE - 16.0%
7,500	Alkami Technology, Inc.(a)	296,025
33,457	American Software, Inc., Class A	352,302
1,258	Appfolio, Inc., Class A(a)	319,218
26,075	Cantaloupe, Inc.(a)	236,761
1,309	CommVault Systems, Inc.(a)	224,611

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 16.0% (Continued)
8,247	Intapp, Inc.(a)	$515,850
65,252	Olo, Inc.(a)	475,687
18,934	Oscar Health, Inc. - Class A(a)	328,126
14,091	PDF Solutions, Inc.(a)	445,276
17,734	Sapiens International Corp N.V.	484,670
24,500	SolarWinds Corporation	327,075
25,314	Viant Technology, Inc.(a)	477,928
39,767	Weave Communications, Inc.(a)	543,615
73,310	Yext, Inc.(a)	605,541
		5,632,685
	SPECIALTY FINANCE - 4.6%
4,895	Essent Group Ltd.	282,833
1,900	FTAI Aviation Ltd.	320,758
38,585	OppFi, Inc.	314,854
14,229	PROG Holdings, Inc.	692,384
		1,610,829
	SPECIALTY REIT - 0.5%
13,830	Gladstone Land Corporation	166,098

	STEEL - 3.5%
3,649	Carpenter Technology Corporation	708,051
5,876	Northwest Pipe Company(a)	329,438
4,570	Worthington Steel, Inc.	204,919
		1,242,408
	TECHNOLOGY SERVICES - 1.2%
809	ICF International, Inc.	112,103
2,408	MAXIMUS, Inc.	179,396
14,085	Priority Technology Holdings, Inc.(a)	130,991
		422,490
	TELECOMMUNICATIONS - 1.4%
24,681	ATN International, Inc.	488,190

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TIMBER REIT - 1.5%
11,900	PotlatchDeltic Corporation	$533,596

	TRANSPORTATION & LOGISTICS - 0.5%
13,100	Costamare, Inc.	172,920

	TRANSPORTATION EQUIPMENT - 1.7%
10,911	Blue Bird Corporation(a)	443,532
11,750	Shyft Group, Inc. (The)	165,675
		609,207
	WHOLESALE - DISCRETIONARY - 0.4%
929	Climb Global Solutions, Inc.	125,052

	TOTAL COMMON STOCKS (Cost $29,160,716)	34,669,537

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
627,357	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.50% (Cost $627,357)(b)	627,357

	TOTAL INVESTMENTS - 100.3% (Cost $29,788,073)	$35,296,894
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(90,517)
	NET ASSETS - 100.0%	$35,206,377

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.2%
	AEROSPACE & DEFENSE - 3.0%
5,533	General Dynamics Corporation	$1,571,427
4,485	L3Harris Technologies, Inc.	1,104,431
2,580	Lockheed Martin Corporation, B	1,365,878
		4,041,736
	ASSET MANAGEMENT - 2.4%
3,201	Blackrock, Inc.	3,273,983

	AUTOMOTIVE - 0.5%
58,306	Ford Motor Company	648,946

	BANKING - 14.0%
38,697	Bank of America Corporation	1,838,494
13,829	Citigroup, Inc.	980,061
15,698	Citizens Financial Group, Inc.	755,702
42,459	Fifth Third Bancorp	2,040,580
59,428	Huntington Bancshares, Inc.	1,070,298
24,702	JPMorgan Chase & Company	6,168,584
7,729	PNC Financial Services Group, Inc. (The)	1,659,571
38,753	US Bancorp	2,065,147
27,285	Wells Fargo & Company	2,078,298
		18,656,735
	BEVERAGES - 2.6%
28,992	Coca-Cola Company (The)	1,857,808
9,961	PepsiCo, Inc.	1,628,125
		3,485,933
	BIOTECH & PHARMA - 7.3%
13,870	AbbVie, Inc.	2,537,239
8,970	Gilead Sciences, Inc.	830,443
17,547	Johnson & Johnson	2,719,959
21,845	Merck & Company, Inc.	2,220,326
59,031	Pfizer, Inc.	1,547,203
		9,855,170

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	CABLE & SATELLITE - 1.1%
34,973	Comcast Corporation, Class A	$1,510,484

	CHEMICALS - 2.6%
29,355	Dow, Inc.	1,297,784
12,054	DuPont de Nemours, Inc.	1,007,594
10,839	Eastman Chemical Company	1,135,060
		3,440,438
	DIVERSIFIED INDUSTRIALS - 2.1%
10,676	3M Company	1,425,566
10,091	Emerson Electric Company	1,338,067
		2,763,633
	ELECTRIC UTILITIES - 3.9%
10,465	American Electric Power Company, Inc.	1,045,035
18,074	Public Service Enterprise Group, Inc.	1,704,378
27,333	Southern Company (The)	2,436,190
		5,185,603
	ELECTRICAL EQUIPMENT - 1.1%
17,193	Johnson Controls International plc	1,441,805

	GAMING REITS - 0.5%
13,455	Gaming and Leisure Properties, Inc.	694,413

	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,089	UnitedHealth Group, Inc.	1,884,908

	HEALTH CARE REIT - 0.6%
35,133	Healthpeak Properties, Inc.	772,575

	HOUSEHOLD PRODUCTS - 2.9%
21,419	Procter & Gamble Company (The)	3,839,570

	INDUSTRIAL REIT - 1.1%
12,902	Prologis, Inc.	1,506,696

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	INFRASTRUCTURE REIT - 0.6%
7,475	Crown Castle, Inc.	$794,219

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
23,988	Bank of New York Mellon Corporation (The)	1,963,898

	INSURANCE - 7.1%
12,788	Arthur J Gallagher & Company	3,992,926
34,005	MetLife, Inc.	3,000,261
20,030	Prudential Financial, Inc.	2,592,082
		9,585,269
	LEISURE FACILITIES & SERVICES - 1.4%
6,522	McDonald’s Corporation	1,930,577

	MACHINERY - 4.8%
6,694	Caterpillar, Inc.	2,718,500
5,360	Parker-Hannifin Corporation	3,767,545
		6,486,045
	MEDICAL EQUIPMENT & DEVICES - 3.9%
9,718	Abbott Laboratories	1,154,207
7,416	Becton Dickinson and Company	1,645,610
4,485	Danaher Corporation	1,075,010
15,448	Medtronic PLC	1,336,870
		5,211,697
	MULTI ASSET CLASS REIT - 0.7%
15,698	WP Carey, Inc.	895,728

	OIL & GAS PRODUCERS - 6.5%
22,049	ConocoPhillips	2,388,789
34,983	Exxon Mobil Corporation	4,126,594
79,428	Kinder Morgan, Inc.	2,245,430
		8,760,813
	RETAIL - CONSUMER STAPLES - 2.3%
33,242	Walmart, Inc.	3,074,885

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	RETAIL - DISCRETIONARY - 2.6%
8,226	Home Depot, Inc. (The)	$3,530,023

	SEMICONDUCTORS - 2.8%
3,187	Applied Materials, Inc.	556,801
7,622	Broadcom, Inc.	1,235,374
12,333	QUALCOMM, Inc.	1,955,150
		3,747,325
	SOFTWARE - 4.3%
10,267	Microsoft Corporation	4,347,664
8,466	Oracle Corporation	1,564,855
		5,912,519
	SPECIALTY FINANCE - 0.5%
11,587	Fidelity National Financial, Inc.	734,500

	SPECIALTY REITS - 1.1%
11,421	Lamar Advertising Company, Class A	1,530,641

	TECHNOLOGY HARDWARE - 2.2%
49,813	Cisco Systems, Inc.	2,949,428

	TECHNOLOGY SERVICES - 2.9%
3,938	Automatic Data Processing, Inc.	1,208,690
3,673	Broadridge Financial Solutions, Inc.	866,901
7,752	International Business Machines Corporation	1,762,883
		3,838,474
	TELECOMMUNICATIONS - 3.2%
78,237	AT&T, Inc.	1,811,969
54,607	Verizon Communications, Inc.	2,421,274
		4,233,243
	TOBACCO & CANNABIS - 3.0%
22,052	Altria Group, Inc.	1,273,282
21,893	Philip Morris International, Inc.	2,913,083
		4,186,365

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 100.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7%
46,082	CSX Corporation	$1,684,298
4,859	United Parcel Service, Inc., B	659,463
		2,343,761

	TOTAL COMMON STOCKS (Cost $101,401,203)	134,712,038

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
52,600	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.50% (Cost $52,600)(b)	52,600

	TOTAL INVESTMENTS - 100.2% (Cost $101,453,803)	$134,764,638
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(234,235)
	NET ASSETS - 100.0%	$134,530,403

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024

	Zacks All-Cap Core	Zacks Small-Cap
	Fund	Core Fund	Zacks Dividend Fund
ASSETS
Investment securities:
At cost	$18,693,278	$29,788,073	$101,453,803
At fair value	$32,861,449	$35,296,894	$134,764,638
Receivable for fund shares sold	40,346	158	54,205
Dividends and interest receivable	45,748	13,633	303,895
Prepaid expenses	2,068	9,727	28,875
TOTAL ASSETS	32,949,611	35,320,412	135,151,613

LIABILITIES
Investment advisory fees payable	11,883	25,251	168,757
Distribution (12b-1) fees payable	—	9,070	16,822
Payable for Fund shares redeemed	—	142	309,107
Payable to related parties	31,485	27,906	46,267
Accrued expenses and other liabilities	54,775	51,666	80,257
TOTAL LIABILITIES	98,143	114,035	621,210
NET ASSETS	$32,851,468	$35,206,377	$134,530,403

Net Assets Consist Of:
Paid in capital	$15,290,024	$25,231,723	$97,548,170
Accumulated earnings	17,561,444	9,974,654	36,982,233
NET ASSETS	$32,851,468	$35,206,377	$134,530,403

Net Asset Value Per Share:
Investor Class Shares:
Net Assets		$15,931,165	$28,274,504
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		407,278	1,001,443
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)		$39.12	$28.23

Institutional Shares:
Net Assets	$32,851,468	$19,275,212	$106,255,899
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,061,746	481,904	3,814,592
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$30.94	$40.00	$27.86

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2024

	Zacks All-Cap	Zacks Small-Cap	Zacks Dividend
	Core Fund	Core Fund	Fund
INVESTMENT INCOME
Dividends	$414,710	$361,022	$4,135,028
Interest	27,860	16,248	47,690
Less: Foreign withholding taxes	—	(1,957)	(1,047)
TOTAL INVESTMENT INCOME	442,570	375,313	4,181,671

EXPENSES
Investment advisory fees	271,446	301,971	1,126,221
Distribution (12b-1) fees:
Investor Class	—	37,717	70,215
Administrative services fees	53,139	38,092	118,737
Transfer agent fees	44,736	41,051	80,652
Registration fees	28,962	24,856	26,058
Printing and postage expenses	18,618	16,828	28,195
Audit fees	17,617	17,077	18,057
Compliance officer fees	15,082	13,302	13,229
Custodian fees	14,934	1,473	35,622
Legal fees	14,212	13,289	37,836
Trustees fees and expenses	11,805	14,260	16,387
Insurance expense	3,169	6,070	6,342
Other expenses	4,930	2,871	9,377
TOTAL EXPENSES	498,650	528,857	1,586,928

Less: Expenses waived by the Adviser	(156,355)	(108,583)	(16,585)

NET EXPENSES	342,295	420,274	1,570,343

NET INVESTMENT INCOME (LOSS)	100,275	(44,961)	2,611,328

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	4,750,800	5,095,675	5,476,946
Net change in unrealized appreciation on investments	5,985,289	3,662,295	29,775,168

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,736,089	8,757,970	35,252,114

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,836,364	$8,713,009	$37,863,442

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$100,275	$259,415
Net realized gain from investments	4,750,800	8,376,875
Net change in unrealized appreciation (depreciation) on investments	5,985,289	(3,875,704)
Net increase in net assets resulting from operations	10,836,364	4,760,586

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Institutional Class	(8,757,374)	(5,694,119)
Net decrease in net assets resulting from distributions to shareholders	(8,757,374)	(5,694,119)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	9,305,514	18,392,081
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	5,335,116	2,403,971
Payments for shares redeemed:
Institutional Class +	(23,732,007)	(32,588,068)
Net decrease in net assets resulting from shares of beneficial interest	(9,091,377)	(11,792,016)

TOTAL DECREASE IN NET ASSETS	(7,012,387)	(12,725,549)

NET ASSETS
Beginning of Year	39,863,855	52,589,404
End of Year	$32,851,468	$39,863,855

SHARE ACTIVITY
Institutional Class:
Shares Sold	352,317	683,138
Shares Reinvested	225,873	93,868
Shares Redeemed	(892,742)	(1,202,211)
Net decrease in shares of beneficial interest outstanding	(314,552)	(425,205)

+	Net of redemption fee proceeds received of $50 and $17, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(44,961)	$1,952
Net realized gain from investments	5,095,675	1,621,998
Net change in unrealized appreciation (depreciation) on investments	3,662,295	(1,325,023)
Net increase in net assets resulting from operations	8,713,009	298,927

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(678,791)	(72,916)
Institutional Class	(820,807)	(162,226)
Net decrease in net assets resulting from distributions to shareholders	(1,499,598)	(235,142)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	831,790	855,782
Institutional Class	1,723,884	1,623,781
Net asset value of shares issued in reinvestment of distributions:
Investor Class	653,208	67,993
Institutional Class	790,824	157,711
Payments for shares redeemed:
Investor Class +	(3,094,375)	(2,765,183)
Institutional Class ++	(4,391,512)	(6,318,046)
Net decrease in net assets resulting from shares of beneficial interest	(3,486,181)	(6,377,962)

TOTAL INCREASE IN NET ASSETS	3,727,230	(6,314,177)

NET ASSETS
Beginning of Year	31,479,147	37,793,324
End of Year	$35,206,377	$31,479,147

SHARE ACTIVITY
Investor Class:
Shares Sold	24,083	26,826
Shares Reinvested	19,764	2,207
Shares Redeemed	(89,681)	(88,727)
Net decrease in shares of beneficial interest outstanding	(45,834)	(59,694)

Institutional Class:
Shares Sold	48,875	51,115
Shares Reinvested	23,460	5,035
Shares Redeemed	(124,184)	(193,002)
Net decrease in shares of beneficial interest outstanding	(51,849)	(136,852)

+	Net of redemption fee proceeds received of $16 and $179 respectively.

++	Net of redemption fee proceeds received of $0 and $9 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2024	November 30, 2023
FROM OPERATIONS
Net investment income	$2,611,328	$4,200,715
Net realized gain from investments	5,476,946	6,492,672
Net change in unrealized appreciation(depreciation) on investments	29,775,168	(19,351,588)
Net increase (decrease) in net assets resulting from operations	37,863,442	(8,658,201)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(1,628,122)	(2,387,352)
Institutional Class	(7,018,927)	(10,979,818)
Net decrease in net assets resulting from distributions to shareholders	(8,647,049)	(13,367,170)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	5,155,745	67,063,964
Institutional Class	22,657,939	47,846,284
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,583,298	2,312,327
Institutional Class	5,369,351	8,046,569
Payments for shares redeemed:
Investor Class +	(14,293,306)	(52,307,776)
Institutional Class ++	(80,677,991)	(76,725,855)
Net decrease in net assets resulting from shares of beneficial interest	(60,204,964)	(3,764,487)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,988,571)	(25,789,858)

NET ASSETS
Beginning of Year	165,518,974	191,308,832
End of Year	$134,530,403	$165,518,974

SHARE ACTIVITY
Investor Class:
Shares Sold	205,284	2,838,533
Shares Reinvested	67,445	97,669
Shares Redeemed	(577,794)	(2,338,631)
Net increase (decrease) in shares of beneficial interest outstanding	(305,065)	597,571

Institutional Class:
Shares Sold	932,986	2,107,780
Shares Reinvested	233,876	346,080
Shares Redeemed	(3,296,425)	(3,414,026)
Net decrease in shares of beneficial interest outstanding	(2,129,563)	(960,166)

+	Net of redemption fee proceeds received of $3,809 and $87,279 respectively.

++	Net of redemption fee proceeds received of $4,878 and $4,335 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$28.96	$29.19	$34.17	$28.06	$26.95

Activity from investment operations:
Net investment income (1)	0.08	0.15	0.17	0.09	0.18
Net realized and unrealized gain (loss) on investments	8.34	2.72	(3.19)	7.53	3.25
Total from investment operations	8.42	2.87	(3.02)	7.62	3.43

Less distributions from:
Net investment income	(0.18)	(0.19)	(0.08)	(0.17)	(0.25)
Net realized gains	(6.26)	(2.91)	(1.88)	(1.34)	(2.07)
Total distributions	(6.44)	(3.10)	(1.96)	(1.51)	(2.32)

Paid-in-Capital From Redemption Fees (1)(3)	—	—	—	(0.00)	—
Net asset value, end of year	$30.94	$28.96	$29.19	$34.17	$28.06
Total return (2)	35.97%	11.24%	(9.43)%	28.54%	13.84%
Net assets, at end of year (000s)	$32,851	$39,864	$52,589	$68,944	$49,957

Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.47%	1.35%	1.14%	1.14%	1.22%
After fees waived/recaptured	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	(0.17)%	0.21%	0.43%	0.14%	0.49%
After fees waived/recaptured	0.30%	0.56%	0.57%	0.28%	0.71%
Portfolio Turnover Rate	15%	35%	27%	25%	38%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$31.57	$31.59	$33.36	$24.48	$26.80

Activity from investment operations:
Net investment income (loss) (1)	(0.09)	(0.04)	0.15	0.01	(0.08)
Net realized and unrealized gain (loss) on investments	9.16	0.17	(1.13)	8.87	(2.21)
Total from investment operations	9.07	0.13	(0.98)	8.88	(2.29)

Less distributions from:
Net investment income	—	(0.15)	(0.01)	—	(0.03)
Net realized gains	(1.52)	—	(0.78)	—	—
Total distributions	(1.52)	(0.15)	(0.79)	—	(0.03)

Paid-in-Capital From Redemption Fees (1)	— (3)	— (3)	—	— (3)	— (3)
Net asset value, end of year	$39.12	$31.57	$31.59	$33.36	$24.48
Total return (2)	29.63%	0.42%	(3.01)%	36.23%	(8.54)%
Net assets, at end of year (000s)	$15,931	$14,306	$16,199	$23,092	$21,867

Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.71%	1.89%	1.67%	1.61%	1.63%
After fees waived/recaptured	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.59)%	(0.64)%	0.20%	(0.17)%	(0.61)%
After fees waived/recaptured	(0.27)%	(0.14)%	0.48%	0.05%	(0.37)%
Portfolio Turnover Rate	135%	100%	94%	116%	135%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$32.18	$32.20	$34.03	$24.91	$27.29

Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.04	0.23	0.09	(0.03)
Net realized and unrealized gain (loss) on investments	9.35	0.18	(1.15)	9.03	(2.23)
Total from investment operations	9.34	0.22	(0.92)	9.12	(2.26)

Less distributions from:
Net investment income	—	(0.24)	(0.13)	—	(0.12)
Net realized gains	(1.52)	—	(0.78)	—	—
Total distributions	(1.52)	(0.24)	(0.91)	—	(0.12)

Paid-in-Capital From Redemption Fees (1)	—	— (3)	(0.00)	— (3)	— (3)
Net asset value, end of year	$40.00	$32.18	$32.20	$34.03	$24.91
Total return (2)	29.92%	0.70%	(2.77)%	36.57%	(8.28)%
Net assets, at end of year (000s)	$19,275	$17,174	$21,595	$25,809	$24,450

Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.46%	1.64%	1.42%	1.36%	1.38%
After fees waived/recaptured	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.35)%	(0.39)%	0.45%	0.08%	(0.36)%
After fees waived/recaptured	(0.02)%	0.11%	0.73%	0.03%	(0.12)%
Portfolio Turnover Rate	135%	100%	94%	116%	135%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$23.11	$25.38	$24.72	$21.00	$21.89

Activity from investment operations:
Net investment income (loss) (1)	0.41	0.48	0.45	0.37	0.42
Net realized and unrealized gain (loss) on investments	6.03	(1.26)	1.16	3.85	(0.71)
Total from investment operations	6.44	(0.78)	1.61	4.22	(0.29)

Less distributions from:
Net investment income	(0.41)	(0.46)	(0.38)	(0.37)	(0.41)
Net realized gains	(0.91)	(1.09)	(0.71)	(0.13)	(0.19)
Total distributions	(1.32)	(1.55)	(1.09)	(0.50)	(0.60)

Paid-in-Capital From Redemption Fees (1)	— (3)	0.06	0.14	— (3)	— (3)
Net asset value, end of year	$28.23	$23.11	$25.38	$24.72	$21.00
Total return (2)	29.05%	(2.88)%	7.26%	20.35%	(1.11)%
Net assets, at end of year (000s)	$28,275	$30,199	$17,993	$82,818	$70,481

Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.31%	1.32%	1.27%	1.30%	1.37%
After fees waived/recaptured	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.63%	2.07%	1.85%	1.57%	2.06%
After fees waived/recaptured	1.65%	2.09%	1.82%	1.57%	2.13%
Portfolio Turnover Rate	11%	43%	27%	17%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of year	$22.77	$25.10	$24.71	$20.99	$21.89

Activity from investment operations:
Net investment income (loss) (1)	0.47	0.53	0.50	0.44	0.46
Net realized and unrealized gain (loss) on investments	5.93	(1.25)	1.08	3.84	(0.71)
Total from investment operations	6.40	(0.72)	1.58	4.28	(0.25)

Less distributions from:
Net investment income	(0.40)	(0.52)	(0.48)	(0.43)	(0.46)
Net realized gains	(0.91)	(1.09)	(0.71)	(0.13)	(0.19)
Total distributions	(1.31)	(1.61)	(1.19)	(0.56)	(0.65)

Paid-in-Capital From Redemption Fees (1)(3)	—	—	—	—	—
Net asset value, end of year	$27.86	$22.77	$25.10	$24.71	$20.99
Total return (2)	29.36%	(2.89)%	6.59%	20.65%	(0.89)%
Net assets, at end of year (000s)	$106,256	$135,320	$173,316	$71,403	$36,206

Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.06%	1.07%	1.02%	1.05%	1.12%
After fees waived/recaptured	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.90%	2.32%	2.10%	1.82%	2.31%
After fees waived/recaptured	1.91%	2.34%	2.07%	1.82%	2.38%
Portfolio Turnover Rate	11%	43%	27%	17%	14%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2024

1.	ORGANIZATION

The Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Zacks Trust (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund was treated as a separate series (the “Predecessor Funds”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust.

The Predecessor Funds were reorganized on January 26, 2024, each from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Reorganizaion”). As a series of Zacks Trust, the Funds are a continuation of the identically-named predecessor fund managed by Zacks Investment Management, Inc. (the “Advisor”) that was a series of Investment Managers Series Trust. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received the same number of shares and net assets of the corresponding Funds as follows.

	Share		Shares
	Class	Net Assets	Received
All-Cap Core Fund	Institutional	$41,144,755	1,678,680
Small-Cap Core Fund	Institutional	19,015,393	559,037
Small-Cap Core Fund	Investor	14,975,989	449,261
Dividend Fund	Institutional	135,738,838	5,851,635
Dividend Fund	Investor	29,683,714	1,259,199

The Plan provided for each Predecessor Fund to transfer all of its assets to the corresponding Zacks Fund in return for shares of the Zacks Fund and the Zacks Fund’s assumption of the Predecessor Fund’s liabilities. The Reorganization was designed so as not to result in the recognition of gain or loss by a Predecessor Fund or its shareholders for federal tax purposes. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Zacks Investment Management bore the costs related to the Reorganization.

The All-Cap Core Fund’s investment objectives are to primarily to seek capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5,

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s investment objective is to seek capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

The Dividend Fund’s investment objectives are primarily to seek capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment non-exchange traded companies are valued at net asset value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The Funds each may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the “Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024 for each Fund’s assets measured at fair value:

All-Cap Core Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,378,464	$—	$—	$30,378,464
Short-Term Investment	2,482,985	—	—	2,482,985
Total	$32,861,449	$—	$—	$32,861,449

Small-Cap Core Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,669,537	$—	$—	$34,669,537
Short-Term Investment	627,357	—	—	627,357
Total	$35,296,894	$—	$—	$35,296,894

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Dividend Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$134,712,038	$—	$—	$134,712,038
Short-Term Investment	52,600	—	—	52,600
Total	$134,764,638	$—	$—	$134,764,638

The Funds did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually, except for the Dividend Fund, which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years November 30, 2020 through November 30, 2023, or expected to be taken in the Funds’ November 30, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Delaware state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the fiscal year ended November 30, 2024, the Funds did not incur any tax-related interest or penalties.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sale Proceeds
All-Cap Core Fund	$5,019,525	$23,980,492
Small-Cap Core Fund	45,064,646	50,836,737
Dividend Fund	15,645,857	80,198,594

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as the investment adviser to the Funds. Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the average daily net assets of each of the All-Cap Core Fund and the Dividend Fund and 0.90% of the average daily net assets of the Small-Cap Core Fund. For the year ended November 30, 2024, the Advisor earned investment advisory fees of $271,446, $301,971 and $1,126,221 for the All-Cap Core Fund, Small-Cap Core Fund and the Dividend Fund, respectively.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed until at least April 1, 2026 to waive a portion of its advisory fees and reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Fund	Investor Class	Institutional Class
All-Cap Core Fund	N/A	1.00%
Small-Cap Core Fund	1.39%	1.14%
Dividend Fund	1.30%	1.05%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. For the year ended November 30, 2024 the Advisor waived fees/reimbursed expenses of $156,355, $108,583, and $16,585 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively.

The expenses subject to recapture for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund will expire on November 30 of the years indicated below:

	2025	2026	2027	Total
All-Cap Core Fund	$85,337	$162,395	$156,355	$404,087
Small-Cap Core Fund	123,238	176,172	108,583	407,993
Dividend Fund	—	32,292	16,585	48,877

Northern Lights Distributors, LLC, (the “Distributor”) – The Distributor is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class for each of the Small-Cap Core Fund and the Dividend Fund and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. Institutional Class shares do not pay any distribution fees. During the year ended November 30, 2024, pursuant to the Plan, distribution fees for Investor Class shares were as follows:

Fund	Investor Class
All-Cap Core Fund	N/A
Small-Cap Core Fund	$37,717
Dividend Fund	70,215

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2024, and November 30, 2023, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2024	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$255,196	$8,502,178	$—	$8,757,374
Small-Cap Core Fund	661,950	837,648	—	1,499,598
Dividend Fund	1,494,498	7,152,551	—	8,647,049

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2023	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$351,060	$5,343,059	$—	$5,694,119
Small-Cap Core Fund	224,171	10,971	—	235,142
Dividend Fund	4,071,164	9,296,006	—	13,367,170

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
All-Cap Core Fund	$174,560	$3,254,950	$—	$—	$—	$14,131,934	$17,561,444
Small-Cap Core Fund	1,191,856	3,283,819	—	—	—	5,498,979	9,974,654
Dividend Fund	3,052,686	1,862,990	—	—	—	32,066,557	36,982,233

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign income companies.

During the fiscal period ended November 30, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to equalization credits, and adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended November 30, 2024, as follows:

	Paid
	In	Accumulated
	Capital	Earnings
All-Cap Core Fund	$1,247,535	$(1,247,535)
Small-Cap Core Fund	664,998	(664,998)
Dividend Fund	2,446,783	(2,446,783)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
All-Cap Core Fund	$18,729,515	$14,256,752	$(124,818)	$14,131,934
Small-Cap Core Fund	29,797,915	7,007,535	(1,508,556)	5,498,979
Dividend Fund	102,698,081	35,763,074	(3,696,517)	32,066,557

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended November 30, 2024 and for the year ended November 30, 2023, redemption fees were as follows:

	November 30, 2024	November 30, 2023
All-Cap Core Fund	$50	$17
Small-Cap Core Fund	16	188
Dividend Fund	8,687	91,614

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of November 30, 2024, LPL Financial owned 49.9% and 33.0% of the All-Cap Core Fund and Small-Cap

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Core Fund, respectively. As of November 30, 2024, Charles Schwab and National Financial Services LLC owned 40.9% and 43.6%, respectively, of the Dividend Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zacks Funds and
Board of Trustees of Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, and Zacks Dividend Fund (the “Funds”), each a series of Zacks Trust, as of November 30, 2024, the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, and the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended November 30, 2023, and prior, were audited by other auditors whose report dated January 26, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Zacks Investment Management, Inc. investment companies since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

January 29, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Zacks Funds
Change in Independent Registered Public Accountant (Unaudited)
November 30, 2024

Change in Independent Registered Public Accounting Firm

On April 23, 2023 Tait Weller & Baker, LLP. (“TWB”) ceased to serve as the independent registered public accounting firm of the Zacks Dividend Fund, Zacks Small-Cap Core Fund, and the Zacks All-Cap Core Fund (each a “Fund and collectively “Funds”) for the fiscal year end November 30, 2024. On April 23, 2023, the Audit Committee of the Zacks Trust (“Committee”) appointed and formally engaged Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal period ending November 30, 2024, as a result of the Fund’s reorganization into the Zacks Trust on January 26, 2024.

The report of TWB on the financial statements of the Fund as of and for the fiscal years ended November 30, 2022, and November 30, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended November 30, 2022 and November 30, 2023, and during the subsequent interim period through January 26, 2024: (i) there were no disagreements between the registrant and TWB on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of TWB, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that TWB furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

During the fiscal years ended November 30, 2022 and November 30, 2023, and during the subsequent interim period through January 26, 2024, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

ADDITIONAL INFORMATION (UNAUDITED)

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund’s independent registered public accounting firm.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSFUNDS-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund’s independent registered public accounting firm.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99.CERT]

(a)(4) Disclosure regarding change in registrant’s independent registered public accountant is attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/07/25

By (Signature and Title)

/s/ Donald Ralph

     Donald Ralph, Principal Financial Officer/Treasurer

Date	2/07/25